SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 29, 2024 shares gal $ / shares	Dec. 29, 2024 shares gal $ / shares $ / shares	Dec. 31, 2023 gal shares $ / shares	Dec. 31, 2023 gal shares $ / shares $ / shares	Dec. 31, 2023 $ / shares	Jan. 01, 2023 $ / shares	Jan. 01, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)			(463,000)	(463,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares			$ 33.01
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	283,000	283,000	746,000	746,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 42.27	$ 42.27	$ 42.27	$ 42.27		$ 36.52
Exercised (in shares)	0	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0
Number, outstanding, end of fiscal period (in shares)	283,000	283,000	283,000	283,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	184,000	184,000	1,988,000	1,988,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 0	$ 0			$ 29.01		$ 27.21
Exercised (in shares) | gal	(184,000)	(184,000)	(1,591,000)	(1,591,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 29.01		$ 26.62
Forfeited (in shares) | gal			(213,000)	(213,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares				$ 30.00
Number, outstanding, end of fiscal period (in shares)	0	0	184,000	184,000